Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investment [Abstract]
Disclosure Of Investments

	As at	As at
	December 31, 2024	December 31, 2023
Level 1 investments	4,669	31,557
Level 2 investments	4,276	4,339
Level 3 investments	13,152	14,313
	22,097	50,209